STOCK-BASED COMPENSATION (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 01, 2026	Jul. 01, 2026	Apr. 01, 2026	Jan. 23, 2026	Jan. 22, 2026	Sep. 04, 2025	Aug. 04, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option, granted											0	0
Intrinsic value									$ 29,214,092		$ 29,214,092		$ 15,247,000
Unrecognized share-based compensation									215,890		$ 215,890		381,800
Unrecognized share-based compensation period											1 year 1 month 6 days
Number of stock option										0		0
Share-based payment arrangement, expense								$ 60,000	8,959,825	$ 0	$ 21,962,399	$ 0
Vesting percentage							The options vest over a two-year period, with 25% vesting six months from the grant date and an additional 25% vesting every six months thereafter.
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of restricted stock unit granted											10,000,000
Number of shares vested											4,062,500
Number of option, granted												0
Number of RSU's, granted											9,062,500	0
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested	1,312,500	1,687,500	2,437,500	562,500
Number of RSU's, granted				6,000,000
Aggregate intrinsic value, vested	$ 750,000,000	$ 500,000,000	$ 250,000,000
Number of shares vesting upon the achievement				187,500
Restricted Stock Units (RSUs) [Member] | President [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested	875,000	1,125,000	1,625,000	375,000
Number of RSU's, granted				4,000,000
Aggregate intrinsic value, vested	$ 750,000,000	$ 500,000,000	$ 250,000,000
Number of shares vesting upon the achievement				125,000
Time Based Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation									6,525,000		$ 6,525,000
Unrecognized share-based compensation period											3 months 3 days
Market Based Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation									$ 1,568,334		$ 1,568,334
Unrecognized share-based compensation period											3 years 8 months 26 days
Unvested, intrinsic fair value									$ 2.87		$ 2.87
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value													$ 14,101,000
Share-Based Payment Arrangement, Option [Member] | Officers and Certain Employees Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted							5,630,000
Exercise price of options							$ 1.00
Share-Based Payment Arrangement, Option [Member] | Employees Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted							460,000
Exercise price of options							$ 1.00
Share-Based Payment Arrangement, Option [Member] | Non-employee Contractor Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted						50,000
Exercise price of options						$ 1.00
2026 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, description					The Company initially reserved 12 million shares of common stock (the “Share Reserve”) for issuance of awards under the 2026 Plan. The Share Reserve will automatically increase on January 1 of each year for a period of up five years commencing on January 1, 2026 and ending on and including January 1, 2031, in an amount equal to fifteen percent (15%) of the total number of shares of common stock outstanding on December 31, of the immediately preceding year.
Number of options, granted									2,000,000		2,000,000